Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	NanoVibronix, Inc.
Entity Central Index Key	0001326706
Entity Primary SIC Number	3842
Entity Tax Identification Number	01-0801232
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	969 Pruitt Place
Entity Address, City or Town	Tyler
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75703
City Area Code	(914)
Local Phone Number	233-3004
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	969 Pruitt Place
Entity Address, City or Town	Tyler
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75703
City Area Code	(914)
Local Phone Number	233-3004
Contact Personnel Name	Brian Murphy